Average Annual Total Returns - Voya Global Multi-Asset Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P Target Risk® Growth Index 1 Yr		Class A S&P Target Risk® Growth Index 5 Yrs		Class A S&P Target Risk® Growth Index 10 Yrs		Class A S&P Target Risk® Growth Index Since Inception	Class A Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class A Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class A Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class A Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class A MSCI EAFE® Index 1 Yr		Class A MSCI EAFE® Index 5 Yrs		Class A MSCI EAFE® Index 10 Yrs		Class A MSCI EAFE® Index Since Inception	Class A Russell 3000® Index 1 Yr		Class A Russell 3000® Index 5 Yrs		Class A Russell 3000® Index 10 Yrs		Class A Russell 3000® Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C S&P Target Risk® Growth Index 1 Yr		Class C S&P Target Risk® Growth Index 5 Yrs		Class C S&P Target Risk® Growth Index 10 Yrs		Class C S&P Target Risk® Growth Index Since Inception	Class C Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class C Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class C Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class C Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class C MSCI EAFE® Index 1 Yr		Class C MSCI EAFE® Index 5 Yrs		Class C MSCI EAFE® Index 10 Yrs		Class C MSCI EAFE® Index Since Inception	Class C Russell 3000® Index 1 Yr		Class C Russell 3000® Index 5 Yrs		Class C Russell 3000® Index 10 Yrs		Class C Russell 3000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Growth Index 1 Yr		Class I S&P Target Risk® Growth Index 5 Yrs		Class I S&P Target Risk® Growth Index 10 Yrs		Class I S&P Target Risk® Growth Index Since Inception	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I MSCI EAFE® Index 1 Yr		Class I MSCI EAFE® Index 5 Yrs		Class I MSCI EAFE® Index 10 Yrs		Class I MSCI EAFE® Index Since Inception	Class I Russell 3000® Index 1 Yr		Class I Russell 3000® Index 5 Yrs		Class I Russell 3000® Index 10 Yrs		Class I Russell 3000® Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Risk® Growth Index 1 Yr		Class R6 S&P Target Risk® Growth Index 5 Yrs		Class R6 S&P Target Risk® Growth Index 10 Yrs		Class R6 S&P Target Risk® Growth Index Since Inception	Class R6 Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class R6 Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class R6 Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class R6 Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class R6 MSCI EAFE® Index 1 Yr		Class R6 MSCI EAFE® Index 5 Yrs		Class R6 MSCI EAFE® Index 10 Yrs		Class R6 MSCI EAFE® Index Since Inception	Class R6 Russell 3000® Index 1 Yr		Class R6 Russell 3000® Index 5 Yrs		Class R6 Russell 3000® Index 10 Yrs		Class R6 Russell 3000® Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W S&P Target Risk® Growth Index 1 Yr		Class W S&P Target Risk® Growth Index 5 Yrs		Class W S&P Target Risk® Growth Index 10 Yrs		Class W S&P Target Risk® Growth Index Since Inception	Class W Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class W Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class W Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class W Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class W MSCI EAFE® Index 1 Yr		Class W MSCI EAFE® Index 5 Yrs		Class W MSCI EAFE® Index 10 Yrs		Class W MSCI EAFE® Index Since Inception	Class W Russell 3000® Index 1 Yr		Class W Russell 3000® Index 5 Yrs		Class W Russell 3000® Index 10 Yrs		Class W Russell 3000® Index Since Inception
Total	11.01%	4.37%	6.12%		Jan. 20, 1997	9.37%	3.36%	5.19%		7.40%	3.14%	4.61%		19.20%	[1]	6.63%	[1]	7.87%	[1]	[1]	8.72%	[2]	3.05%	[2]	3.75%	[2]	[2]	22.01%	[1]	5.67%	[1]	5.50%	[1]	[1]	31.02%	[2]	11.24%	[2]	13.42%	[2]	[2]	15.94%	4.84%	5.96%		Jun. 30, 1998	19.20%	[1]	6.63%	[1]	7.87%	[1]	[1]	8.72%	[2]	3.05%	[2]	3.75%	[2]	[2]	22.01%	[1]	5.67%	[1]	5.50%	[1]	[1]	31.02%	[2]	11.24%	[2]	13.42%	[2]	[2]	18.10%	5.88%	7.04%		Jan. 04, 1995	19.20%	[1]	6.63%	[1]	7.87%	[1]	[1]	8.72%	[2]	3.05%	[2]	3.75%	[2]	[2]	22.01%	[1]	5.67%	[1]	5.50%	[1]	[1]	31.02%	[2]	11.24%	[2]	13.42%	[2]	[2]	18.55%	5.70%	6.94%		Sep. 29, 2017	19.20%	[1]	6.63%	[1]	7.87%	[1]	[1]	8.72%	[2]	3.05%	[2]	3.75%	[2]	[2]	22.01%	[1]	5.67%	[1]	5.50%	[1]	[1]	31.02%	[2]	11.24%	[2]	13.42%	[2]	[2]	18.05%	5.90%	6.99%		Aug. 05, 2011	19.20%	[1]	6.63%	[1]	7.87%	[1]	[1]	8.72%	[2]	3.05%	[2]	3.75%	[2]	[2]	22.01%	[1]	5.67%	[1]	5.50%	[1]	[1]	31.02%	[2]	11.24%	[2]	13.42%	[2]	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.